September 17, 2015

Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549-4644
Attention: Division of Investment Management

RE:	Hartford Life and Annuity Insurance Company
Separate Account One ("Registrant")
Post-Effective Amendment No. 31
File No. 333-91933

Dear Sir or Madam:

Pursuant to the provisions of the Investment Company Act of 1940 and the Securities Act of 1933, we are electronically filing via EDGAR a copy of the above referenced Registration Statement filed on Form N-4.

If you have any questions concerning this filing, please call me at (860) 547-4390.

Sincerely,

/s/ Lisa Proch
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Lisa Proch
Assistant General Counsel

Enclosure